Property and Equipment, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property and Equipment, Net
Property and equipment, gross	¥ 3,694,639,000		¥ 3,324,470,000
Less: accumulated depreciation	(3,105,412,000)		(2,609,736,000)
Net book value	589,227,000		714,734,000		$ 80,724
Depreciation expenses	554,300,000	$ 75,944	727,193,000	¥ 755,452,000
Impairment recognized	0		0	¥ 0
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	222,925,000		232,044,000
Servers and computers
Property and Equipment, Net
Property and equipment, gross	3,406,915,000		3,029,118,000
Others
Property and Equipment, Net
Property and equipment, gross	¥ 64,799,000		¥ 63,308,000